Exhibit 99.1

Semiannual Servicer’s Certificate

CenterPoint Energy Transition Bond Company IV, LLC

$1,695,000,000 2012 Senior Secured Transition Bonds

Pursuant to Section 6.13 of the Transition Property Servicing Agreement (the “Agreement”), dated as of January 19, 2012, between

CenterPoint Energy Houston Electric, LLC, as Servicer, and CenterPoint Energy Transition Bond Company IV, LLC, as Issuer,

the Servicer does hereby certify as follows:

Capitalized terms used in this Semiannual Servicer’s Certificate have their respective meanings as set forth in the Agreement. References herein to certain sections and subsections are references to the respective sections and subsections of the Agreement.

Collection Periods: April 14, 2016 through October 13, 2016

Payment Date: October 17, 2016

Today’s Date: October 13, 2016

1. Collections Allocable and Aggregate Amounts Available for Current Payment Date:
i.	Remittances for the April 14 through 30, 2016 Collection Period	6,158,935.04
ii.	Remittances for the May 1 through 31, 2016 Collection Period	14,284,194.43
iii.	Remittances for the June 1 through 30, 2016 Collection Period	16,943,192.15
iv.	Remittances for the July 1 through 31, 2016 Collection Period	18,296,529.00
v.	Remittances for the August 1 through 31, 2016 Collection Period	23,144,133.99
vi.	Remittances for the September 1 through 30, 2016 Collection Period	22,902,490.14
vii.	Remittances for the October 1 through 13, 2016 Collection Period	9,378,486.84
viii.	Net Earnings on General Subaccount	80,079.08	[4/1/16 through 9/30/16]

ix.	General Subaccount Balance (sum of i through viii above)	111,188,040.67

x.	Excess Funds Subaccount Balance as of Current Payment Date	11,412,118.21
xi.	Capital Subaccount Balance as of Current Payment Date (1)	8,503,820.69

xii.	Collection Account Balance (sum of ix through xi above)	131,103,979.57

	(1) Including current period earnings of $15,843.92

2. Outstanding Amounts as of Prior Payment Date:
i.	Tranche A-1 Principal Balance	122,404,095.00
ii.	Tranche A-2 Principal Balance	407,516,000.00
iii	Tranche A-3 Principal Balance	681,262,000.00

iv.	Aggregate Principal Balance of all Series 2012 Transition Bonds	1,211,182,095.00

3. Required Funding/Payments as of Current Payment Date:

	Principal	Projected Principal Balance	Semiannual Principal Due

i.	Tranche A-1	58,959,499.00	63,444,596.00
ii.	Tranche A-2	407,516,000.00	0.00
iii.	Tranche A-3	681,262,000.00	0.00

iv.	For all Series 2012 Transition Bonds	1,147,737,499.00	63,444,596.00

		Transition Bond Interest Rate	Days in Interest Period (1)	Interest Due

v.	Required Tranche A-1 Interest	0.9012%	180	551,552.85
vi.	Required Tranche A-2 Interest	2.1606%	180	4,402,395.35
vii.	Required Tranche A-3 Interest	3.0282%	180	10,314,987.94
(1) On 30/360 Day basis.

		Required Level (Including Replenishment of Amounts Previously Withdrawn for 4.i.-4.viii.)		Funding Required*
viii.	Capital Subaccount	8,475,000.00		0.00
	* Includes $0.00 of prior period unreleased earnings.

4. Allocation of Remittances as of Current Payment Date Pursuant to Section 8.02(d) of Indenture:
i.	Trustee Fees and Expenses	0.00
ii.	Servicing Fee	423,750.00	(1)
iii.	Administration Fee and Independent Manager Fee	50,000.00	(2)
iv.	Operating Expenses	69,608.77	(3)
v.	Semiannual Interest (including any past-due Semiannual Interest for prior periods)

				Per 1,000
				of Original
		Aggregate		Principal Amount

	1. Tranche A-1 Interest Payment	551,552.85		0.91
	2. Tranche A-2 Interest Payment	4,402,395.35		10.80
	3. Tranche A-3 Interest Payment	10,314,987.94		15.14

vi.	Principal Due and Payable as a result of (A) Event of Default or (B) on Final Maturity Date
				Per 1,000
				of Original
		Aggregate		Principal Amount

	1. Tranche A-1 Principal Payment	0.00		0.00
	2. Tranche A-2 Principal Payment	0.00		0.00
	3. Tranche A-3 Principal Payment	0.00		0.00

vii.	Principal Scheduled to be Paid on Current Payment Date

				Per 1,000
				of Original
		Aggregate		Principal Amount

	1. Tranche A-1 Principal Payment	63,444,596.00		104.66
	2. Tranche A-2 Principal Payment	0.00		0.00
	3. Tranche A-3 Principal Payment	0.00		0.00

viii.	Operating Expenses not Paid under Clause (iv) above	0.00
ix.	Replenishment of Any Amounts Drawn from Capital Subaccount	0.00
x.

Amount Calculated at Servicer’sAuthorized Rate of Return on Equity on the Amount Contributed to the Capital Subaccount in Excess of 0.5% of the Initial Outstanding Principal Balance of the Bonds Released to Issuer

		NA
xi.	Net Earnings in Capital Subaccount Relating to the Initial Contribution of 0.5% of the Initial Outstanding Principal Balance of the Bonds Released to Issuer	28,820.69
xii.	Deposit to Excess Funds Subaccount	31,931,149.76
xiii.	Released to Issuer upon Series Retirement: Collection Account	0.00

xiv.	Aggregate Remittances as of Current Payment Date	111,216,861.36

	(1) Servicing fee: $1,695,000,000 x .05% x 180/360 = $423,750.00
	(2) Administration fee: $100,000 x 180/360 = $50,000.00
	(3) Reimbursement to Administrator for fees/expenses paid as follows:
	Outside counsel	5,104.66
	Printing	1,813.00
	Independent auditor	52,691.11
	Rating Agencies	10,000.00

	Total	69,608.77

5. Subaccount Release or Withdrawals as of Current Payment Date Pursuant to Section 8.02(d) of Indenture:
i.	Capital Subaccount Release (available for 4.xi.)	28,820.69
ii.	Excess Funds Subaccount Withdrawal (available for 4.i. through 4.x.)	0.00
iii.	Capital Subaccount Withdrawal (available for 4.i. through 4.viii.)	0.00

iv.	Total Release or Withdrawals	28,820.69

6. Outstanding Amounts and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

i.	Tranche A-1 Principal Balance	58,959,499.00
ii.	Tranche A-2 Principal Balance	407,516,000.00
iii.	Tranche A-3 Principal Balance	681,262,000.00

iv.	Aggregate Principal Balance for all Series 2012 Transition Bonds	1,147,737,499.00

v.	Excess Funds Subaccount Balance	43,343,267.97
vi.	Capital Subaccount Balance	8,475,000.00

vii.	Aggregate Collection Account Balance	51,818,267.97

7. Shortfalls In Interest and Principal Payments as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
i.	Semiannual Interest

	1. Tranche A-1 Bond Interest Payment	0.00
	2. Tranche A-2 Bond Interest Payment	0.00
	3. Tranche A-3 Bond Interest Payment	0.00

ii.	Semiannual Principal

	1. Tranche A-1 Principal Payment	0.00
	2. Tranche A-2 Principal Payment	0.00
	3. Tranche A-3 Principal Payment	0.00

8. Shortfall in Required Subaccount Level as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
i.	Capital Subaccount	0.00

IN WITNESS HEREOF, the undersigned has duly executed and delivered this Semiannual Servicer’s Certificate this 13th day of October, 2016.

CENTERPOINT ENERGY HOUSTON ELECTRIC, LLC, as Servicer

by:	/s/ Robert B. McRae
Robert B. McRae
Assistant Treasurer